Fair Value (Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2023	Mar. 31, 2023
Financial liabilities:
Long-term debt		¥ 2,998,059	¥ 2,680,164
Carrying amount
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		80,878,000	83,226,000
Investments		2,999,000	2,050,000
Loans, net of allowance	[1]	96,891,000	93,291,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		66,575,000	64,618,000
Interest-bearing deposits		135,226,000	128,756,000
Due to trust accounts		329,000	749,000
Other short-term borrowings		3,481,000	3,397,000
Long-term debt		12,840,000	12,246,000
Estimated fair value
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		80,878,000	83,226,000
Investments		2,735,000	1,915,000
Loans, net of allowance	[1]	98,179,000	94,605,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		66,575,000	64,618,000
Interest-bearing deposits		135,190,000	128,718,000
Due to trust accounts		329,000	749,000
Other short-term borrowings		3,481,000	3,397,000
Long-term debt		12,199,000	11,719,000
Estimated fair value | Level 1
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		61,012,000	66,498,000
Investments		570,000	800,000
Estimated fair value | Level 2
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		19,866,000	16,728,000
Investments		2,165,000	1,115,000
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions		66,575,000	64,618,000
Interest-bearing deposits		135,190,000	128,718,000
Due to trust accounts		329,000	749,000
Other short-term borrowings		3,481,000	3,397,000
Long-term debt		10,653,000	10,315,000
Estimated fair value | Level 3
Financial assets:
Loans, net of allowance	[1]	98,179,000	94,605,000
Financial liabilities:
Long-term debt		¥ 1,545,000	¥ 1,404,000

[1]	Loans, net of allowance include items measured at fair value on a nonrecurring basis.